Post-employment benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	$ (2,248)	$ (1,738)
Plan asset (deficit)
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	(3,249)	(2,390)
Plan asset (deficit) | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(20,433)	(26,001)
Fair value of plan assets	23,682	28,391
Plan surplus (deficit)	3,249	2,390
Post-employment benefit asset (liability)	2,248	1,738
Plan asset (deficit) | FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(18,741)	(23,872)
Fair value of plan assets	23,291	27,979
Plan surplus (deficit)	4,550	4,107
Post-employment benefit asset (liability)	3,549	3,455
Plan asset (deficit) | PARTIALLY FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,461)	(1,840)
Fair value of plan assets	391	412
Plan surplus (deficit)	(1,070)	(1,428)
Post-employment benefit asset (liability)	(1,070)	(1,428)
Plan asset (deficit) | UNFUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(231)	(289)
Fair value of plan assets	0	0
Plan surplus (deficit)	(231)	(289)
Post-employment benefit asset (liability)	(231)	(289)
Effect of asset limit
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	980	652
Effect of asset limit | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(1,001)	(652)
Effect of asset limit | FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	(1,001)	(652)
Effect of asset limit | PARTIALLY FUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	0	0
Effect of asset limit | UNFUNDED | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect of asset limit	$ 0	$ 0